CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Income (Loss)	$ 589,697	$ (930,083)	$ (5,761,061)	$ 2,211,309
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation				12,695
Amortization of debt discount	216,386	482,234	1,089,901	2,303,945
Change in fair value of derivative liability	(1,136,000)	45,000	2,090,500	(7,348,389)
Change in fair value of warrant liability	(851,000)	(178,500)	993,000	(1,782,000)
Stock-based compensation				464,500
Consulting fees added to note payable principal		137,000	(123,000)	240,000
Interest expense from warrant liability	11,250			881,000
Extension fees added to principal balance	129,644		176,536	250,000
Penalty/other extension fees for notes payable			251,169
Loss (gain) on Conversion of NP			62,105
Loss on Disposal of Fixed assets			97,556
Legal fees for note issuance				17,795
Gain on conversion of notes payable	753,406	85,241
Changes in operating assets and liabilities:
Prepaid expenses		22,500	22,500	(22,500)
Prepaid expense from related party				315,000
Due from related entity		42,473		(10,204)
Accounts payable		1,367	1,588	(124,780)
Accrued expenses	106,694	219,714	576,081	203,356
Due to Related Party
Due to officer		(46,719)		(251,291)
Net cash (used in) operating activities	(179,923)	(119,773)	(523,125)	(2,639,564)
Cash flows from investing activities:
Advances to related party	219,928		(138,917)
Net cash (used in) investing activities	219,928		(138,917)
Cash flows from financing activities:
Advances from related party	(261,963)
Proceeds from Related Party	222,500	100,000	242,985
Repayment of advanced to officer		(75,488)	(46,719)
Proceeds from notes payable			100,000
Payments of notes payable				(125,000)
Proceeds from convertible notes payable			575,000	3,403,750
Payments of convertible notes payable			(306,981)	(540,650)
Net cash provided by (used in) financing activities	(39,463)	24,512	564,285	2,738,100
Net increase (decrease) in cash	542	(95,261)	(97,757)	98,536
Cash at beginning of year	1,043	98,800	98,800	264
Cash at end of year	1,585	3,539	1,043	98,800
Non-Cash Items
Convertible notes and interest paid by officer			(27,176)	253,000
Convertible notes and interest paid by affiliate	1,009,582		(27,176)	53,000
Debt discount from derivative on convertible notes payable	(245,000)	3,750	(641,500)	386,823
Reclass of derivative liability to equity upon repayment/conversions
Reduction in derivative liability from payments on convertible notes payable	(511,000)		(120,000)	(4,000)
Debt discount from issuance of warrants with convertible note payable				1,507,000
Discount on convertible notes payable			(42,693)	(490,214)
Debit discount for issuance of warrants with convertible note
Conversion of Convertible notes payable	(1,009,582)		(557,760)	(743,583)
Cashless exercise of warrants				5,306
Settlement of derivative liability to APIC				1,743,908
Convertible debt settled through issuance of common shares		421,182	564,501	1,078,552
Shares of common stock issued in relation to debt
Shares issued for accounts payable			(180,000)
Reduction in accrued compensation due to officer				53,000
Additional Paid in Capital from payoff of convertible notes payable
Warrant exercise shares				$ (4,000)